Contingencies - Additional Information (Details 2) (Business Interruption Caused by Flood [Member], Components and Sensors, Continuing Operations [Member], THAILAND, USD $)	12 Months Ended
Dec. 31, 2012
Business Interruption Caused by Flood [Member] | Components and Sensors | Continuing Operations [Member] | THAILAND
Extraordinary items
Insurance recovery	$ 637,000